Interest bearing debt, Scheduled debt repayments (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Apr. 30, 2025	Sep. 30, 2023	Jan. 31, 2023
Interest-bearing debt [Abstract]
Total debt		$ 272,614
Unamortized upfront fees bank loans		(4,087)
Total interest bearing debt		268,526
Q4 2025 [Member]
Interest-bearing debt [Abstract]
Total debt		8,335
2026 [Member]
Interest-bearing debt [Abstract]
Total debt		33,340
2027 [Member]
Interest-bearing debt [Abstract]
Total debt		37,039
Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 193,900
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2028
Total debt		$ 30,625
Credit Agricole Credit Facility [Member] | Q4 2025 [Member]
Interest-bearing debt [Abstract]
Total debt		625
Credit Agricole Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		2,500
Credit Agricole Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt		2,500
Credit Agricole Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 25,000
Credit Agricole Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		2.05%
ING Credit Facility, $405 million Senior Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2029
Total debt	[1]	$ 170,000
Total interest bearing debt					$ 405,000
Undrawn borrowing facilities		72,500
ING Credit Facility, $405 million Senior Credit Facility [Member] | Q4 2025 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	6,250
ING Credit Facility, $405 million Senior Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	25,000
ING Credit Facility, $405 million Senior Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	25,000
ING Credit Facility, $405 million Senior Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	$ 113,750
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.90% [1]			1.90%
ING Credit Facility, $45 million Senior Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2029
Total debt		$ 39,000
Total interest bearing debt				$ 45,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | Q4 2025 [Member]
Interest-bearing debt [Abstract]
Total debt		750
ING Credit Facility, $45 million Senior Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		3,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt		3,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 32,250
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.80%		1.80%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2027
Term of credit adjustment spread		3 months
Total debt	[2]	$ 3,699
Undrawn borrowing facilities		$ 144,000
Percentage of Credit Adjustment Spread (CAS)		0.26%
Nordea Credit Facility [Member] | Q4 2025 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	$ 0
Nordea Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	0
Nordea Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	3,699
Nordea Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	$ 0
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[2],[3]	1.90%
Nordea Reducing Revolving Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2031
Total debt		$ 29,290
Total interest bearing debt			$ 30,000
Nordea Reducing Revolving Credit Facility [Member] | Q4 2025 [Member]
Interest-bearing debt [Abstract]
Total debt		710
Nordea Reducing Revolving Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		2,840
Nordea Reducing Revolving Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt		2,840
Nordea Reducing Revolving Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 22,900
Nordea Reducing Revolving Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.75%	1.75%

[1]	$72.5 mill. undrawn as of September 30, 2025
[2]	$144.0 mill. undrawn as of September 30, 2025
[3]	3 months Credit Adjustment Spread (CAS) of 0.26%